Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Lessor Disclosure [Abstract]
Summary of Future Minimum Fixed Time Charter Hire Receipts

We had the following future minimum fixed time charter hire receipts based on non-cancelable long-term fixed time charter contracts as of December 31, 2025:

Less than one year	10,475,466
Later than one year but less than two years	10,994,622
Later than two years but less than three years	11,232,178
Later than three years but less than four years	11,794,810
Later than four years but less than five years	1,944,774
Total lease receipts	46,441,850